UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21765

            Macquarie Global Infrastructure Total Return Fund Inc.

(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY 10019

(Address of principal executive offices) (Zip code)

Macquarie Global Infrastructure Total Return Fund Inc.

125 West 55th Street, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1 (866) 567-4771

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 126.56%Δ

Australia – 12.73%
APA Group ¥	994,879	$6,453,071
Sydney Airport ¥	1,721,688	7,999,317
Transurban Group ¥	3,041,157	25,718,177

		40,170,565

Brazil – 2.95%
Prumo Logistica †	1,596,571	4,567,497
Transmissora Alianca de Energia Eletrica	672,200	4,755,745

		9,323,242

Canada – 13.74%
Enbridge ¥	385,883	16,456,794
Enbridge ¥	125,657	5,258,737
TransCanada ¥	354,511	16,297,577
Veresen ¥	524,700	5,341,021

		43,354,129

China/Hong Kong – 9.98%
China Gas Holdings	1,538,000	2,282,364
China Longyuan Power Group	4,264,000	3,658,200
China Merchants Port Holdings	3,165,886	8,829,359
CLP Holdings	445,500	4,530,810
COSCO SHIPPING Ports	6,032,820	6,722,216
ENN Energy Holdings	424,000	2,048,204
Huadian Fuxin Energy	14,092,000	3,430,919

		31,502,072

France – 4.67%
Groupe Eurotunnel ¥	1,582,190	14,750,323

		14,750,323

Germany – 2.07%
Innogy 144A #†	181,980	6,535,571

		6,535,571

Italy – 10.97%
Atlantia ¥	312,224	7,310,023
Enav 144A #†	3,617,230	12,906,498
Enel	1,865,101	8,006,303
Terna Rete Elettrica Nazionale	1,383,529	6,408,090

		34,630,914

Japan – 1.03%
East Japan Railway	35,800	3,236,005

		3,236,005

Luxembourg – 0.14%
Intelsat †	91,314	454,744

		454,744

Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Mexico – 3.41%
Infraestructura Energetica Nova	1,391,800	$5,961,641
OHL Mexico ¥	4,561,500	4,785,925

		10,747,566

Netherlands – 0.57%
Koninklijke Vopak	42,696	1,805,442

		1,805,442

Singapore – 1.40%
Hutchison Port Holdings Trust ¥	11,612,400	4,412,712

		4,412,712

Spain – 11.44%
Abertis Infraestructuras	1,178,477	17,278,956
Aena >	37,634	5,382,380
Iberdrola	2,021,146	13,433,909

		36,095,245

Switzerland – 2.61%
Flughafen Zuerich ¥	40,837	8,245,874

		8,245,874

United Kingdom – 7.02%
National Grid ¥	1,069,763	12,975,473
Pennon Group ¥	853,429	9,176,030

		22,151,503

United States – 41.83%
American Electric Power ¥	66,600	4,460,202
American Tower ¥	61,500	7,059,585
Cheniere Energy †¥	328,100	15,765,205
Crown Castle International ¥	118,390	11,073,017
Dominion Resources ¥	86,800	6,739,152
Edison International ¥	59,300	4,728,582
Kinder Morgan ¥	585,500	12,477,005
NextEra Energy ¥	149,000	19,519,000
NiSource ¥	187,200	4,475,952
PG&E ¥	185,600	12,388,800
Sempra Energy ¥	203,100	22,399,899
Williams ¥	228,300	6,470,022
Xcel Energy	102,600	4,484,646

		132,041,067

Total Common Stock (cost $411,569,943)		399,456,974

(Unaudited)

	Number of shares	Value (U.S. $)

Master Limited Partnership – 6.36%

Enbridge Energy Partners	226,900	$4,106,890
Enterprise Products Partners ¥	306,356	8,587,159
Magellan Midstream Partners ¥	95,334	7,389,338

Total Master Limited Partnership (cost $18,091,440)		20,083,387

Preferred Stock – 0.73%Δ

Brazil – 0.73%
Cia de Saneamento do Parana 0.08%	494,500	2,288,910

Total Preferred Stock (cost $2,129,928)		2,288,910

Total Value of Securities – 133.65% (cost $431,791,311)		421,829,271

Leverage Facility – (41.42%)		(130,722,617)
Receivables and Other Assets Net of Liabilities – 7.77%		24,525,450

Net Assets Applicable to 12,468,293 Shares Outstanding – 100.00%		$315,632,104

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2017, the aggregate value of Rule 144A securities was $19,442,069, which represents 6.16% of the Fund’s net assets.

>	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2017, the aggregate value of Regulation S securities was $5,382,380, which represents 1.71% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income-producing security.

¥	Fully or partially pledged as collateral for borrowing transactions.

Notes

Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2017 (Unaudited)

1. Portfolio Valuation — The net asset value (“NAV”) of the Fund’s shares of common stock will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. U.S. debt securities and non-U.S. securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities (subject to the fair value policies described below).

Readily marketable portfolio securities listed on any U.S. exchange other than the NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined, or if no sale price, at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ official closing price as determined by NASDAQ. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices.

Non-U.S. exchange-listed securities will generally be valued using information provided by an independent third-party pricing service. The official non-U.S. security price is determined using the last sale price at the official close of the security’s respective non-U.S. market, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to the procedures adopted by the Fund’s Board of Directors. Although there are observable inputs assigned on a security level, prices are derived from factors using Interactive Data Corporation’s (“IDC”) Fair Value Information Service (“FVIS”) model. For this reason, significant events will cause movements between Level 1 and Level 2 (see the description of inputs and levels below). Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. Dollars at the exchange rate of such currencies against the U.S. Dollar as provided by a pricing service.

In the event that the pricing service cannot or does not provide a valuation for a particular security, or such valuation is deemed unreliable, especially with unlisted securities or instruments, fair value is determined by the Valuation Committee. Except as otherwise designated by the Board of Directors, the Valuation Committee shall be comprised of at least five members designated by the Fund or Macquarie Capital Investment Management LLC (“MCIM”), each of whom are officers of the Fund, representatives of MCIM. A quorum of the Valuation Committee will consist of a minimum of three voting members, provided that the members present include at least one of the following: the Portfolio Manager, the Chief Financial Officer (or appropriate designee) or the Trader. The Chief Compliance Officer (or appropriate designee) must be in attendance, but shall be non-voting. In fair valuing the Fund’s investments, the Valuation Committee will consider the Securities and Exchange Commission (the “SEC”) pronouncements on valuations, including Accounting Series Release No. 118, to the extent relevant.

A variety of factors may be considered when determining the fair value of such securities, including, but not limited to the following:

(Unaudited)

●	the type of security
●	the size of the holding
●	the cost of the holding
●	the financial statements of the issuer
●	the fundamental business data relating to the issuer
●	an evaluation of the forces that influence the market in which these securities are purchased or sold
●	transactions in comparable securities
●	price quotes from dealers and/or pricing services
●	information obtained from contacting the issuer, analysts or appropriate stock exchange
●	the existence of merger proposals or tender offers that might affect the value of the security

Fair Value Measurements – The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing Management’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Unaudited)

The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period. During the period ended February 28, 2017, there were no transfers between Level 1 investments or Level 2 investments.

Changes in valuation techniques may result in transfers between the levels during the reporting period. The Fund recognizes transfers between the levels as of the end of each reporting period. In accordance with procedures established by, and under the general supervision of the Fund’s Board of Directors, certain equity securities listed or traded on foreign security exchanges in the Fund’s portfolio may include a fair valuation adjustment factor applied to their equity prices as of the end of the period and may be categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the period and as such, equity securities listed or traded on foreign security exchanges were categorized as Level 1.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at value:

Securities*	Level 1	Level 2	Level 3	Total
Common Stock	$399,456,974	$—	$—	$399,456,974
Master Limited Partnership	20,083,387	—	—	20,083,387
Preferred Stock	2,288,910	—	—	2,288,910

Total Value of Securities	$421,829,271	$—	$—	$421,829,271

*	For detailed country descriptions, see accompanying Schedule of Investments.

2. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. Dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

(Unaudited)

The Fund has elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

3. Securities Transactions and Investment Income

Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Distributions received from Master Limited Partnerships are recorded as return on capital on the ex-dividend date. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

4. Leverage

The Fund has entered into a Committed Facility Agreement with BNP Paribas Prime Brokerage International Ltd. (the “BNP Paribas Facility” or the “Agreement”), which provides for a committed credit facility to be used as leverage for the Fund. The BNP Paribas Facility provides for secured, committed lines of credit for the Fund, where selected Fund assets are pledged against advances made to the Fund. Under the 1940 Act, the Fund, after any such borrowings, must have “asset coverage” of at least 300% (33 1/3% of the Fund’s Total Assets after borrowings). Under the current terms, the total amount of loans that may be outstanding at any one time, or the Maximum Commitment Financing (“MCF”), under the BNP Paribas Facility is $120,000,000 and Euro 40,000,000. The Fund may reduce the MCF by a total aggregate amount of up to $20,000,000 upon one business day’s prior notice (no more than one time per calendar month). The Fund pays 0.70% per annum above 3-month LIBOR for the U.S. Dollar line and 0.70% above the 3-month EURIBOR for the Euro line. The Fund pays a commitment fee of 0.50% on the undrawn MCF.

On July 23, 2014, $60,000,000 of the U.S. Dollar line was fixed at a rate of 2.453% for a five year period. The Fund paid an arrangement fee of 0.25% on the fixed rate borrowing.

As of February 28, 2017, the Fund had $40,000,000 and Euro 29,000,000 in leverage outstanding on the variable lines and $60,000,000 outstanding on the fixed line. The daily average amounts outstanding over the period on the variable line was $34,129,400 with an average rate on the borrowing of 1.71%, and Euro 26,888,889 with the average rate on borrowing of 0.70%.

The unused amount under the BNP Paribas Facility was $20,000,000 and Euro 11,000,000 at February 28, 2017. The loan payable is carried at value, and the Euro line is adjusted daily for foreign currency translation. At February 28, 2017, the Fund maintained an asset coverage of 341%, and the market value of the securities pledged as collateral for the BNP Paribas Facility totaled $269,168,957.

5. Income Tax

At February 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

(Unaudited)

Cost of investments	$431,791,311

Aggregate unrealized appreciation of investments	$36,709,345
Aggregate unrealized depreciation of investments	(46,671,385)

Net unrealized depreciation of investments	$(9,962,040)

6. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2017 that would require recognition or disclosure in the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Macquarie Global Infrastructure Total Return Fund Inc.

By (Signature and Title)*	/s/ Brad Frishberg
Brad Frishberg,
Chief Executive Officer/Principal Executive Officer

Date	4/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brad Frishberg
Brad Frishberg,
Chief Executive Officer/Principal Executive Officer

Date	4/24/2017

By (Signature and Title)*	/s/ Meredith Meyer
Meredith Meyer,
Treasurer, Chief Financial Officer/Principal Financial Officer

Date	4/24/2017

* Print the name and title of each signing officer under his or her signature.